Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000231759
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short Duration High Yield ETF
Trading Symbol	FHYS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short Duration High Yield ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Short Duration High Yield ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 34,588,647
Holdings Count | Holding	204
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$34,588,647 Number of Investments204 Portfolio Turnover21%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Retailers	3.5%
Oil Field Services	3.7%
Utility - Electric	3.9%
Building Materials	4.2%
Midstream	4.6%
Chemicals	4.9%
Gaming	5.3%
Independent Energy	5.4%
Insurance - P&C	7.6%
Technology	11.8%

Material Fund Change [Text Block]